Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Text Block Supplement [Abstract]
Schedule of prepaid expenses and other current assets
	December 31,
	2022	2021

Government authorities	$47	$48
Prepaid expenses and others	$1,123	$881

	$1,170	$929